Employee Benefits - Summary of Remeasurement of Defined Benefit Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) - defined benefit plan obligations	$ 247	$ (429)
Actuarial gains (losses) - return on plan assets less interest income	302	259
Total	549	(170)
Principal post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) - defined benefit plan obligations	4	(36)
Total	$ 4	$ (36)